ACCOUNTS AND OTHER RECEIVABLES - Disclosure of detailed information about accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Receivable from related party	$ 701	$ 3,169
Sales taxes receivable	403	14
Current portion of net investment in subleases	12	513
Other receivables	158	802
Accounts and other receivables	64,859	37,153
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	63,585	32,655
Gross trade receivables | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	69,288	37,851
Less: reserves for product returns and price adjustments | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(734)	(501)
Less: expected credit losses | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (4,969)	$ (4,695)